Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Geographic Area (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Cash	€ 53,472	€ 48,187	€ 39,799
Europe [member]
Disclosure of geographical areas [line items]
Cash	36,550	38,773
China [member]
Disclosure of geographical areas [line items]
Cash	9,938	6,040
North America [member]
Disclosure of geographical areas [line items]
Cash	5,924	2,725
South America [member]
Disclosure of geographical areas [line items]
Cash	786	533
Other [member]
Disclosure of geographical areas [line items]
Cash	€ 274	€ 116